Guarantees, Commitments and Pledged Assets - Summary of Carrying Value of Pledged Assets and Details of Related Activities (Detail) - CAD ($) $ in Millions		Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		$ 266,014	$ 254,502
Obligations related to securities sold under repurchase agreements		140,296	122,552
Total	[1]	406,310	377,054
Bank of Canada [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged	[2]	133	168
Foreign governments and central banks [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged	[2]	763	2,015
Clearing system payment systems and depositories [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged	[2]	1,810	1,628
Exchange traded derivative transactions [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		8,403	8,972
Over The Counter Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		26,871	29,658
Securities borrowing and lending [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		150,698	133,363
Covered bonds [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged	[3]	51,538	51,446
Securitization [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		3,169	1,397
Canada mortgage housing corporation program [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		22,108	24,886
Other assets [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		$ 521	$ 969

[1]	Includes assets that have been received from counterparties through normal course of business in securities financing and derivative transactions.
[2]	Includes assets pledged in order to participate in clearing and payment systems and depositories, or pledged to have access to the facilities of central banks in foreign jurisdictions.
[3]	Excludes mortgages related to covered bonds held by the Bank or used for securities lending transactions.